UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Income 2019 Fund

September 30, 2018

M19-QTLY-1118
1.932721.107

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
Arizona - 3.9%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 B, 5% 6/1/19	270,000	275,219
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	357,977
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,014,810
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	659,209
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	$450,000	$464,963
Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	510,905

TOTAL ARIZONA		3,283,083

California - 1.4%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	622,657
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	343,268
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	224,261

TOTAL CALIFORNIA		1,190,186

Connecticut - 3.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19 (Escrowed to Maturity)	1,825,000	1,865,479
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/19	500,000	510,980
Series 2012 J, 4% 7/1/19	450,000	455,387
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (a)	200,000	203,920

TOTAL CONNECTICUT		3,035,766

Florida - 16.6%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	2,860,000	2,923,435
Series 2012 A, 5% 7/1/19	1,000,000	1,022,180
Series 2015 A, 5% 7/1/19	500,000	511,090
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	295,565
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	511,170
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	511,130
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	956,028
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	457,562
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	664,664
Series 2017 A, 5% 7/1/19	500,000	511,280
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	321,892
Series 2014 B, 5% 7/1/19	250,000	255,470
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,554,783
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,440,000	1,464,955
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,022,790
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	514,435
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	262,438
5% 10/1/19 (Escrowed to Maturity)	245,000	252,269

TOTAL FLORIDA		14,013,136

Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	201,530
Illinois - 3.5%
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	355,863
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,009,820
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	605,898
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,018,120

TOTAL ILLINOIS		2,989,701

Indiana - 0.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	255,735
Iowa - 1.0%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	881,806
Louisiana - 2.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,019,190
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	227,459
Series 2009 A, 5% 7/1/19	250,000	255,303
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/19	500,000	509,365

TOTAL LOUISIANA		2,011,317

Maryland - 2.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	817,504
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,018,190

TOTAL MARYLAND		1,835,694

Massachusetts - 1.3%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	516,241
Series 2016, 5% 7/1/19	575,000	586,460

TOTAL MASSACHUSETTS		1,102,701

Michigan - 3.8%
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	686,894
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/19	1,000,000	1,015,810
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	763,215
Royal Oak City School District 5% 5/1/19	700,000	712,460

TOTAL MICHIGAN		3,178,379

Minnesota - 0.9%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	790,723
Missouri - 0.3%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	254,388
Nevada - 1.8%
Clark County School District Series 2012 A, 5% 6/15/19	1,280,000	1,306,624
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	173,901

TOTAL NEVADA		1,480,525

New Jersey - 12.8%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,737,706
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	106,320
Series 2014 PP, 5% 6/15/19	3,630,000	3,697,808
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	618,014
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	327,418
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	311,469
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,028,090
Series 2011, 5% 7/1/19	500,000	510,790
Series 2016 A, 5% 7/1/19	140,000	142,496
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	310,212
Series 2012 AA, 5% 6/15/19	2,000,000	2,037,360

TOTAL NEW JERSEY		10,827,683

New Mexico - 0.7%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	613,446
New York - 5.0%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	280,665
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	253,123
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19 (Escrowed to Maturity)	1,000,000	1,023,330
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,024,780
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	268,762
New York Thruway Auth. Gen. Rev. Series II, 4% 5/1/19	1,000,000	1,011,590
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	357,924

TOTAL NEW YORK		4,220,174

North Carolina - 0.7%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (a)	155,000	158,298
Series 2017 C, 4% 7/1/19	425,000	431,231

TOTAL NORTH CAROLINA		589,529

Ohio - 1.7%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	611,874
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	836,509

TOTAL OHIO		1,448,383

Oklahoma - 1.9%
Payne County Independent School District # 16:
Series 2017 A, 3% 6/1/19	380,000	382,386
Series 2017 B, 3% 6/1/19	1,195,000	1,202,505

TOTAL OKLAHOMA		1,584,891

Oregon - 1.2%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,014,210
Pennsylvania - 13.7%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,765,926
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	101,829
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	401,572
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	183,650
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	666,166
Series 2009, 5% 7/1/19	5,000,000	5,110,545
Pennsylvania Higher Edl. Facilities Auth. Rev. (PA St Sys. of Higher Ed. Proj.) Series 2012, 5% 6/15/19	425,000	433,963
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	102,106
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,022,410
Shamokin-Coal Township Jt Swr. Auth. Series 2015 B, 4% 7/1/19	270,000	274,080
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	815,088
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	684,157

TOTAL PENNSYLVANIA		11,561,492

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	629,951
Texas - 7.3%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/19 (a)	1,000,000	1,021,660
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,860,000	1,901,962
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,735,000	2,733,359
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	512,320

TOTAL TEXAS		6,169,301

Utah - 2.4%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,043,754
Virginia - 1.2%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	498,645
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	499,025

TOTAL VIRGINIA		997,670

Washington - 0.3%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	125,959
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	110,844

TOTAL WASHINGTON		236,803

West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	503,879
Wisconsin - 2.0%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	1,675,000	1,696,641
TOTAL MUNICIPAL BONDS
(Cost $80,856,596)		80,642,477
TOTAL INVESTMENT IN SECURITIES - 95.5%
(Cost $80,856,596)		80,642,477
NET OTHER ASSETS (LIABILITIES) - 4.5%		3,776,638
NET ASSETS - 100%		$84,419,115

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

September 30, 2018

M21-QTLY-1118
1.932723.107

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Alabama - 2.5%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,059,490
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	525,370

TOTAL ALABAMA		1,584,860

Arizona - 4.8%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	268,693
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,069,520
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	636,678
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	322,848
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	264,310
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	538,200

TOTAL ARIZONA		3,100,249

California - 3.6%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	538,265
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	242,073
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$109,075
Series 2011 C, 5% 5/1/21 (a)	500,000	535,315
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	638,574
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	271,613

TOTAL CALIFORNIA		2,334,915

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	376,908
Connecticut - 1.7%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	531,750
Connecticut Health & Edl. Facilities Auth. Rev. Series K1, 5% 7/1/21	500,000	532,145

TOTAL CONNECTICUT		1,063,895

District Of Columbia - 0.8%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/21	500,000	537,245
Florida - 10.7%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	537,245
Series 2015 A, 5% 7/1/21	500,000	537,245
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	455,953
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	808,995
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	807,743
Series 2012 A, 5% 7/1/21	500,000	538,495
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	660,811
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,067,480
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,075,320
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	349,739

TOTAL FLORIDA		6,839,026

Georgia - 3.3%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,064,440
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	265,995
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	728,530
Series 2011 B, 5% 1/1/21	85,000	89,746

TOTAL GEORGIA		2,148,711

Hawaii - 0.6%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	404,081
Illinois - 7.0%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	423,148
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	212,748
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	568,738
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,035,000	1,102,513
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	518,260
Series 2013, 5% 7/1/21	510,000	530,522
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,062,540
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	53,448

TOTAL ILLINOIS		4,471,917

Indiana - 2.2%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	212,524
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	529,500
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	268,318
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	323,682
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	106,218

TOTAL INDIANA		1,440,242

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	104,471
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	266,690
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	215,510
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	418,361

TOTAL MASSACHUSETTS		900,561

Michigan - 10.0%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,070,370
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,070,370
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	532,980
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	216,708
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	538,990
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,071,230
Series 2015 D1, 5% 7/1/21	500,000	534,620
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	321,690
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	235,195
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	802,778

TOTAL MICHIGAN		6,394,931

Minnesota - 1.2%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	415,952
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	336,555

TOTAL MINNESOTA		752,507

Nevada - 5.5%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,914,436
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	268,613
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	320,301

TOTAL NEVADA		3,503,350

New Jersey - 13.0%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	745,040
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	687,603
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	925,760
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	345,807
Series 2015 XX:
5% 6/15/21	1,000,000	1,056,580
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	975,708
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	577,238
Series 2013 A, 5% 7/1/21	100,000	106,896
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	524,604
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,074,210
Series 2017 A, 5% 7/1/21	170,000	182,240
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	267,138
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	103,984
Series 2011 B, 5% 6/15/21	750,000	794,438

TOTAL NEW JERSEY		8,367,246

New York - 2.7%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	532,560
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	631,908
Series 2014, 5% 7/1/21	325,000	349,391
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	215,454

TOTAL NEW YORK		1,729,313

North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,072,570
Ohio - 1.7%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,070,960
Oregon - 1.4%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21 (b)	230,000	237,330
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	696,261

TOTAL OREGON		933,591

Pennsylvania - 5.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	400,429
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	707,628
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	526,210
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,072,830
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	535,745

TOTAL PENNSYLVANIA		3,242,842

Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	349,570
South Carolina - 1.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	748,895
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	274,278
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	515,475
Texas - 7.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	269,020
5% 7/15/21	750,000	807,060
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	269,178
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,071,720
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	418,428
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	537,525
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	541,355
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	75,359
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	215,166
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	536,000

TOTAL TEXAS		4,740,811

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	116,696
Washington - 1.8%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	255,247
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	717,113
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	188,278

TOTAL WASHINGTON		1,160,638

Wisconsin - 2.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,075,530
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	106,621
Series 2014, 5% 5/1/21	540,000	569,641

TOTAL WISCONSIN		1,751,792

TOTAL MUNICIPAL BONDS
(Cost $61,760,703)		62,032,546
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $61,760,703)		62,032,546
NET OTHER ASSETS (LIABILITIES) - 3.3%		2,101,696
NET ASSETS - 100%		$64,134,242

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $237,330 or 0.4% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

September 30, 2018

M23-QTLY-1118
1.958060.105

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.3%
	Principal Amount	Value
Alabama - 1.6%
Mobile County Board of School Commissioners Series 2016 A, 5% 3/1/23	500,000	547,100
Arizona - 9.1%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	347,487
Glendale Gen. Oblig. Series 2017, 5% 7/1/23	250,000	279,110
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	886,059
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	538,240
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	$450,000	$502,398
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	279,110
Tucson Wtr. Rev. Series 2017, 5% 7/1/23	250,000	280,783

TOTAL ARIZONA		3,113,187

California - 4.8%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	133,256
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	282,043
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	173,030
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/23 (a)	500,000	557,745
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	281,660
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	218,958

TOTAL CALIFORNIA		1,646,692

Colorado - 1.0%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	222,996
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	112,391

TOTAL COLORADO		335,387

Connecticut - 2.8%
Connecticut Gen. Oblig. Series 2018 C, 5% 6/15/23	200,000	219,346
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23	65,000	67,133
Series K1, 5% 7/1/23	500,000	546,465
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	110,011

TOTAL CONNECTICUT		942,955

Florida - 7.8%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	279,230
Series 2015 B, 5% 7/1/23	45,000	50,261
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	555,845
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	553,295
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	214,830
Series 2014 B, 5% 7/1/23	90,000	100,780
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,309
Series 2015 D, 5% 2/1/23	650,000	718,536
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	161,195

TOTAL FLORIDA		2,667,281

Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	230,490
Hawaii - 1.7%
Honolulu City & County Gen. Oblig. Series 2017 D, 5% 9/1/23	500,000	563,865
Illinois - 14.5%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	439,196
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	219,006
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	550,750
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	554,485
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	309,836
Series 2014, 5% 2/1/23	250,000	261,965
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	562,005
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	90,754
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	695,000	756,786
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	547,540
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	21,041
Series 2002:
5.7% 6/15/23	45,000	50,102
5.7% 6/15/23 (Escrowed to Maturity)	45,000	51,781
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	550,980

TOTAL ILLINOIS		4,966,227

Indiana - 2.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	278,845
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	549,205

TOTAL INDIANA		828,050

Louisiana - 1.7%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	594,815
Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	57,373
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	253,952
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	557,030

TOTAL MASSACHUSETTS		868,355

Michigan - 4.1%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	55,785
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	434,300
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	346,096
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	555,375

TOTAL MICHIGAN		1,391,556

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	275,493
Nevada - 4.8%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,107,435
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	122,641
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	421,880

TOTAL NEVADA		1,651,956

New Jersey - 6.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	273,758
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	593,962
Series 2015 XX, 5% 6/15/23	250,000	270,968
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	110,508
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	223,764
Series 2013, 5% 7/1/23	200,000	223,288
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	264,914
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	280,868

TOTAL NEW JERSEY		2,242,030

New York - 5.1%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	112,601
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	385,956
Series 2014 B, 5% 7/1/23	285,000	314,278
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	591,136
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	335,790

TOTAL NEW YORK		1,739,761

Ohio - 4.8%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	551,965
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	433,548
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	110,154
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	555,620

TOTAL OHIO		1,651,287

Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23 (b)	250,000	259,935
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	276,860

TOTAL OREGON		536,795

Pennsylvania - 4.9%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	341,793
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	276,653
Series 2014, 5% 7/1/23	500,000	555,370
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	111,692
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	372,167

TOTAL PENNSYLVANIA		1,657,675

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	275,723
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	167,324
Tennessee - 1.5%
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	523,425
Texas - 7.6%
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/23	330,000	367,557
Houston Independent School District Series 2017, 5% 2/15/23	715,000	795,423
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	278,370
Series 2015 D, 5% 5/15/23	500,000	556,740
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	331,434
Series 2015 B, 5% 1/1/23	250,000	276,195

TOTAL TEXAS		2,605,719

Virginia - 0.6%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	218,608
Washington - 4.4%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	276,740
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	330,312
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	322,803
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	142,626
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	418,148

TOTAL WASHINGTON		1,490,629

Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	552,305
TOTAL MUNICIPAL BONDS
(Cost $34,335,883)		34,284,690
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $34,335,883)		34,284,690
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(90,240)
NET ASSETS - 100%		$34,194,450

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,935 or 0.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2025 Fund

September 30, 2018

M25-QTLY-1118
1.9885832.101

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Arizona - 8.0%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	286,903
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	86,472
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$283,263
Series 2017 B, 5% 7/1/25	250,000	287,905
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	289,415

TOTAL ARIZONA		1,233,958

California - 6.4%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	460,000
Poway Unified School District Series 2009, 0% 8/1/25	90,000	74,733
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	171,344
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	278,708

TOTAL CALIFORNIA		984,785

Colorado - 1.0%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	162,344
Connecticut - 4.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp., Ct Proj.) Series F, 4% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	110,000	114,709
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	45,060
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	454,008

TOTAL CONNECTICUT		613,777

District Of Columbia - 1.9%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	287,738
Florida - 8.4%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	570,825
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	286,238
Palm Beach County School Board Ctfs. of Prtn. (Palm Beach County School District Proj.) Series 2018 A, 5% 8/1/25	50,000	57,329
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	45,638
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	229,200
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	113,436

TOTAL FLORIDA		1,302,666

Idaho - 0.5%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/25	65,000	74,145
Illinois - 17.5%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	112,220
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	278,868
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	159,837
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	230,000	257,319
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	160,271
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	229,142
(Presence Health Proj.) Series 2016 C, 5% 2/15/25	200,000	228,128
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	215,530
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	151,694
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	207,457
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	410,895
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	375,000	298,260

TOTAL ILLINOIS		2,709,621

Indiana - 1.7%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A, 5% 11/1/25	200,000	230,576
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	28,486

TOTAL INDIANA		259,062

Kentucky - 2.9%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	112,405
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	337,632

TOTAL KENTUCKY		450,037

Louisiana - 0.7%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	111,795
Maine - 3.9%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	497,006
Series 2017 B, 4% 7/1/25	100,000	106,883

TOTAL MAINE		603,889

Maryland - 2.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	170,946
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	245,143

TOTAL MARYLAND		416,089

Massachusetts - 8.2%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	278,225
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	141,378
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	281,300
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	500,000	571,470

TOTAL MASSACHUSETTS		1,272,373

Michigan - 1.7%
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	267,135
Missouri - 3.3%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	200,000	231,398
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	285,075

TOTAL MISSOURI		516,473

New Hampshire - 1.8%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	56,794
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	230,190

TOTAL NEW HAMPSHIRE		286,984

New Jersey - 5.0%
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	275,515
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	118,970
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	16,947
New Jersey Health Care Facilities Fing. Auth. Rev.:
(St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	175,000	193,078
Series 2016 A, 5% 7/1/25	100,000	114,828
New Jersey Trans. Trust Fund Auth. Series AA, 5% 6/15/25	50,000	55,325

TOTAL NEW JERSEY		774,663

New York - 1.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	34,169
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	112,585
Series 2018, 5% 1/1/25	15,000	16,760

TOTAL NEW YORK		163,514

Ohio - 4.3%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	166,862
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	157,724
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	228,724
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	111,229

TOTAL OHIO		664,539

Oregon - 1.3%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25 (b)	200,000	207,896
Pennsylvania - 6.0%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	112,869
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	137,358
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	100,000	113,111
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	35,000	39,200
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/25	200,000	223,224
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ.) Series 2016, 5% 5/1/25	200,000	226,400
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	22,427
Series 2018 A, 5% 9/1/25	50,000	56,068

TOTAL PENNSYLVANIA		930,657

Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	16,761
Series 2017, 5% 4/1/25	10,000	11,135

TOTAL TENNESSEE		27,896

Texas - 3.0%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	231,512
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	227,664

TOTAL TEXAS		459,176

Utah - 0.2%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	33,854
Wisconsin - 1.9%
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	155,000	176,809
5% 9/1/25	100,000	110,690

TOTAL WISCONSIN		287,499

TOTAL MUNICIPAL BONDS
(Cost $15,427,598)		15,102,565
TOTAL INVESTMENT IN SECURITIES - 97.6%
(Cost $15,427,598)		15,102,565
NET OTHER ASSETS (LIABILITIES) - 2.4%		367,123
NET ASSETS - 100%		$15,469,688

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,896 or 1.3% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018